UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-15

Central Index Key Number of issuing entity: 0001718304

Citigroup Commercial Mortgage Trust 2017-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key number 0001558761)

Ladder Capital Finance LLC

(Central Index Key number 0001541468)

German American Capital Corporation

(Central Index Key number 0001541294)

Rialto Mortgage Finance, LLC

(Central Index Key Number: 0001592182)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: October 16, 2017	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

CGCMT 2017-C4 - Form ABS-EE

EXHIBIT INDEX

Exhibit Number     Description

Exhibit 102            Asset Data File

Exhibit 103            Asset Related Document